Document and Entity Information	0 Months Ended
Nov. 17, 2014
Risk/Return:
Document Type	497
Document Period End Date	Nov. 17, 2014
Registrant Name	MFS SERIES TRUST VI
Central Index Key	0000863032
Amendment Flag	false
Document Creation Date	Nov. 17, 2014
Document Effective Date	Nov. 17, 2014
Prospectus Date	Feb. 28, 2014
MFS® Global Total Return Fund | A
Risk/Return:
Trading Symbol	MFWTX
MFS® Global Total Return Fund | R4
Risk/Return:
Trading Symbol	MFWJX
MFS® Global Total Return Fund | B
Risk/Return:
Trading Symbol	MFWBX
MFS® Global Total Return Fund | C
Risk/Return:
Trading Symbol	MFWCX
MFS® Global Total Return Fund | I
Risk/Return:
Trading Symbol	MFWIX
MFS® Global Total Return Fund | R1
Risk/Return:
Trading Symbol	MFWGX
MFS® Global Total Return Fund | R2
Risk/Return:
Trading Symbol	MGBRX
MFS® Global Total Return Fund | R3
Risk/Return:
Trading Symbol	MFWHX
MFS® Global Total Return Fund | R5
Risk/Return:
Trading Symbol	MFWLX